NOTE PAYABLE	12 Months Ended
Dec. 31, 2023
Note Payable
NOTE PAYABLE

NOTE 5 – NOTE PAYABLE

In July 2020, the Company entered into a note payable agreement with another company under which the Company borrowed $50. The note accrues interest at 1% per annum, is unsecured and is due in July 2021. As of December 31, 2020, $50 was outstanding on the note. During the year ended December 31, 2021, the Company repaid $20 on the note, and as of December 31, 2021, $30 was outstanding on the note. During the year ended December 31, 2022, the Company repaid $30 on the note, and as of December 31, 2022, no amount was outstanding on the note.